CONSOLIDATED BALANCE SHEET - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 481,831	$ 603,805	$ 1,192,119
Accounts receivable	1,848,845	1,419,281	911,390
Inventory	634,347	819,988	434,708
Prepaid expenses	340,161	307,247	10,806
Total current assets	3,305,184	3,150,321	2,549,023
Fixed assets - net	1,154,035	1,120,148	1,226,534
Total assets	4,459,219	4,270,469	3,775,557
Current liabilities
Accounts payable	1,451,780	1,343,824	847,452
Accrued expenses	611,833	455,916	251,613
Revolving financing	1,846,026	1,436,083	475,273
Current portion of capital leases	112,752	190,207	243,623
Note payable, net of debt discount		0	283,120
Note payable with original issue discount, net of debt discount		0	41,248
Derivative liability	3,407	3,407	11,143
Total current liabilities	4,025,798	3,429,437	2,153,472
Long-term Liabilities
Capitalized leases	0	8,006	95,204
Convertible notes payable, net of debt discount	0	0
Total long-term liabilities	0	8,006	95,204
Total liabilities	4,025,798	3,437,443	2,248,676
Stockholders' equity
Preferred stock, $0.001 par value, 100,000,000 shares authorized, Series A issued 20,000,000, Series C issued 1,500,000, Series D issued 3,000,000	24,500	23,000	23,000
Common stock, Class A - $0.001 par value, 200,000,000 shares authorized 20,540,918 and 17,532,451 shares issued and outstanding at September 30, 2017 and March 31, 2017 respectively	20,540	17,531	14,568
Additional paid in capital	26,657,897	24,181,029	21,423,247
Accumulated deficit	(26,269,516)	(23,388,534)	(19,933,934)
Total stockholders' equity	433,421	833,026	1,526,881
Total liabilities and stockholders' equity	$ 4,459,219	$ 4,270,469	$ 3,775,557